Matthews Asia Innovators Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.5%

	Shares	Value

CHINA/HONG KONG: 38.4%
PDD Holdings, Inc. ADR[b]	209,434	$20,539,192
Tencent Holdings, Ltd.	391,700	15,183,843
Trip.com Group, Ltd. ADR[b]	380,048	13,290,279
Alibaba Group Holding, Ltd. ADR[b]	137,272	11,906,973
Kuaishou Technology[b,c,d]	1,139,300	9,063,942
KE Holdings, Inc. ADR	507,509	7,876,540
Meituan Class Bb,c,d	521,930	7,555,559
Legend Biotech Corp. ADR[b]	96,062	6,452,485
Full Truck Alliance Co., Ltd. ADR[b]	848,120	5,970,765
NetEase, Inc.	297,500	5,965,247
Baidu, Inc. ADR[b]	44,185	5,936,255
NARI Technology Co., Ltd. A Shares	1,607,168	4,894,581
Proya Cosmetics Co., Ltd. A Shares	333,529	4,653,739
Bilibili, Inc. Class Zb	337,160	4,646,369
Airtac International Group	149,000	4,527,016
Contemporary Amperex Technology Co., Ltd. A Shares	160,638	4,491,264
MINISO Group Holding, Ltd. ADR	165,755	4,293,054
BYD Co., Ltd. A Shares	131,020	4,288,675
Wuxi Biologics Cayman, Inc.[b,c,d]	711,500	4,135,137
WuXi AppTec Co., Ltd. A Shares	217,100	2,582,481

Total China/Hong Kong		148,253,396

INDIA: 24.1%
Axis Bank, Ltd.	1,024,735	12,755,638
ICICI Bank, Ltd.	1,091,024	12,499,644
Zomato, Ltd.[b]	10,258,541	12,494,903
Bajaj Finance, Ltd.	112,757	10,576,443
Reliance Industries, Ltd.	343,145	9,661,135
HDFC Bank, Ltd.	418,495	7,675,163
Mahindra & Mahindra, Ltd.	339,302	6,336,071
Indian Hotels Co., Ltd.	1,180,920	5,830,346
Titan Co., Ltd.	150,275	5,684,459
PB Fintech, Ltd.[b]	587,709	5,398,939
Sona Blw Precision Forgings, Ltd.[c,d]	610,014	4,277,142

Total India		93,189,883

TAIWAN: 13.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,739,000	28,356,559
Alchip Technologies, Ltd.	101,000	8,465,913
Unimicron Technology Corp.	887,000	4,785,599
M31 Technology Corp.	166,000	4,133,903
WinWay Technology Co., Ltd.	184,000	3,878,338
Chroma ATE, Inc.	411,000	3,524,637

Total Taiwan		53,144,949

SOUTH KOREA: 10.1%
Samsung Electronics Co., Ltd.	470,252	23,773,183
SK Hynix, Inc.	100,761	8,530,899
Samsung SDI Co., Ltd.	9,417	3,558,803
Daejoo Electronic Materials Co., Ltd.	48,439	2,990,611

Total South Korea		38,853,496

UNITED STATES: 3.1%
NVIDIA Corp.	15,187	6,606,193

	Shares	Value
Broadcom, Inc.	6,278	$5,214,381

Total United States		11,820,574

INDONESIA: 3.0%
PT Bank Rakyat Indonesia Persero Tbk	18,530,000	6,258,191
PT Mitra Adiperkasa Tbk	45,620,700	5,372,350

Total Indonesia		11,630,541

VIETNAM: 2.2%
Mobile World Investment Corp.	2,218,548	4,790,349
Military Commercial Joint Stock Bank	5,131,000	3,894,606

Total Vietnam		8,684,955

SINGAPORE: 1.5%
Sea, Ltd. ADR[b]	132,900	5,840,955

Total Singapore		5,840,955

FRANCE: 1.2%
LVMH Moet Hennessy Louis Vuitton SE	6,235	4,706,369

Total France		4,706,369

JAPAN: 1.2%
Keyence Corp.	12,300	4,548,859

Total Japan		4,548,859

NETHERLANDS: 1.0%
ASML Holding NV	6,553	3,857,489

Total Netherlands		3,857,489

TOTAL INVESTMENTS: 99.5%		384,531,466
(Cost $388,510,658)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		2,025,800

NET ASSETS: 100.0%		$386,557,266

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $25,031,780, which is 6.48% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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